Accounting policies IFRS 16 disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure changes in accounting policy IFRS 16 [Line Items]
Right-of-use assets	€ 49.0	€ 72.4
Other provisions	51.8	46.8	€ 113.7	€ 46.8
Increase (decrease) in accounting estimate	295.5	210.3	227.1
EBITDA	€ 426.8	€ 351.8	€ 329.4